Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 568,419	$ 516,490
Fair value	$ 546,301	$ 503,748